Tax expense - tax expense summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current tax expense	€ 592	€ 832	€ 797
Deferred tax expense	520	1,776	433
Tax expense/(benefit) relating to prior periods	(334)	(20)	7
Total Tax expense	€ 778	€ 2,588	€ 1,237